LONG-TERM INVESTMENTS (Available-for-sale debt securities) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt Securities, Available-for-sale [Line Items]
Available-for-sale debt securities - Fair Value	¥ 62,045	$ 9,736	¥ 80,000
Private equity funds
Debt Securities, Available-for-sale [Line Items]
Available-for-sale debt securities - Fair Value	¥ 62,045
Available-for-sale debt securities - Redemption frequency	Annually
Minimum | Private equity funds
Debt Securities, Available-for-sale [Line Items]
Available-for-sale debt securities - Redemption Notice Period	5 days
Maximum | Private equity funds
Debt Securities, Available-for-sale [Line Items]
Available-for-sale debt securities - Redemption Notice Period	9 days